Securities Act File No. 333-29253

Investment Company Act File No. 811-08253

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Post-Effective Amendment No. 23

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 25

(Check appropriate box or boxes)

BOYAR VALUE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

6 East 32nd Street, 7th Floor

New York, New York 10010

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (212) 995-8300

Mr. Mark A. Boyar Boyar Value Fund, Inc. 6 East 32nd Street, 7th Floor New York, New York 10016 (Name and Address of Agent for Service)
Copies to:
Mr. James P. Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788	Mr. Leonard Pierce Wilmer Cutler Pickering Hale & Dorr LLP 60 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box)

[ X ] immediately upon filing pursuant to paragraph (b)

[ ] on (Date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (Date) pursuant to paragraph (a) of Rule 485

[ ] 75 days after filing pursuant to Rule 485, paragraph (a) (ii)

[ ] pursuant to Rule 485, paragraph (a) (ii)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Boyar Value Fund, Inc. a series of the Trust.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of May, 2015.

BOYAR VALUE FUND, INC.

/s/ Andrew Rogers

Andrew Rogers

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Mark A. Boyar*	Chairman and Chief	May 14, 2015
Executive Officer
Mark A. Boyar

/s/ Andrew Rogers	President	May 14, 2015
Principal Executive Officer
Andrew Rogers

/s/ Dawn Borelli	Treasurer	May 14, 2015
Principal Financial and Accounting Officer
Dawn Borelli

/s/ Henry A. Alpert*	Director	May 14, 2015

Henry A. Alpert

/s/ Richard Finkelstein*	Director	May 14, 2015

Richard Finkelstein

/s/ Jay Petschek*	Director	May 14, 2015

Jay Petschek

*By: /s/ Emile R. Molineaux

----------------------

Emile R. Molineaux

Attorney-in-Fact– Pursuant to Powers of Attorney previously filed on April 30, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 12, and hereby incorporated by reference.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase